Commitments and Contingencies - Narrative (FY) (Details) - Software License Agreements - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
2024	$ 7.3	$ 7.1
2025	$ 7.5	7.3
2026		$ 7.5
Agreement period	3 years	3 years